Condensed Consolidated Balance Sheets (unaudited) (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common stock, par value ($ per share)	$ 0.01000	$ 0.01000	$ 0.01000
Redeemable convertible preferred stock, par value ($ per share)		$ 0.01000	$ 0.01000
Rebeemable convertible preferred, authorized (shares)		0	235,860,000
Redeemable convertible preferred, issued (shares)		0	230,667,000
Redeemable convertible preferred, outstanding (shares)		0	230,667,000
Redeemable convertible preferred liquidation preference		$ 0	$ 2,197,000
Class A Common Stock
Class of Stock [Line Items]
Common stock, authorized (shares)	6,000,000,000	6,000,000,000	360,000,000
Common stock, issued (shares)	310,964,000	287,190,000	43,937,000
Common stock, outstanding (shares)	310,964,000	287,190,000	43,937,000
Class B Common Stock
Class of Stock [Line Items]
Common stock, authorized (shares)	200,000,000	200,000,000	0
Common stock, issued (shares)	31,459,000	31,313,000	0
Common stock, outstanding (shares)	31,459,000	31,313,000	0
Class C Common Stock
Class of Stock [Line Items]
Common stock, authorized (shares)	2,000,000,000	2,000,000,000	0
Common stock, issued (shares)	0	0	0
Common stock, outstanding (shares)	0	0	0